Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

July 31, 2018

Dates Covered
Collections Period	07/01/18 - 07/31/18
Interest Accrual Period	07/16/18 - 08/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/18	751,395,555.35	42,631
Yield Supplement Overcollateralization Amount 06/30/18	43,380,545.44	0
Receivables Balance 06/30/18	794,776,100.79	42,631
Principal Payments	29,281,819.71	958
Defaulted Receivables	2,082,679.59	110
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/18	41,180,372.52	0
Pool Balance at 07/31/18	722,231,228.97	41,563

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.66%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	13,539,256.21	742
Past Due 61-90 days	4,046,370.40	223
Past Due 91-120 days	658,445.63	35
Past Due 121+ days	0.00	0
Total	18,244,072.24	1,000

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Delinquency Trigger Occurred	NO

Recoveries	1,267,894.62
Aggregate Net Losses/(Gains) - July 2018	814,784.97
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.23%
Prior Net Losses Ratio	1.13%
Second Prior Net Losses Ratio	1.41%
Third Prior Net Losses Ratio	1.52%
Four Month Average	1.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.27%

Overcollateralization Target Amount	32,500,405.30
Actual Overcollateralization	32,500,405.30
Weighted Average APR	4.05%
Weighted Average APR, Yield Adjusted	6.82%
Weighted Average Remaining Term	50.99

Flow of Funds	$ Amount

Collections	33,204,135.58
Investment Earnings on Cash Accounts	50,015.92
Servicing Fee	(662,313.42)
Transfer to Collection Account	0.00
Available Funds	32,591,838.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,090,840.75
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	27,851,931.69
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,580,243.97

Total Distributions of Available Funds	32,591,838.08

Servicing Fee	662,313.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 07/16/18	717,582,755.36
Principal Paid	27,851,931.69
Note Balance @ 08/15/18	689,730,823.67

Class A-1
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-2a
Note Balance @ 07/16/18	118,023,101.29
Principal Paid	20,274,568.58
Note Balance @ 08/15/18	97,748,532.71
Note Factor @ 08/15/18	28.2102548%

Class A-2b
Note Balance @ 07/16/18	44,109,654.07
Principal Paid	7,577,363.11
Note Balance @ 08/15/18	36,532,290.96
Note Factor @ 08/15/18	28.2102633%

Class A-3
Note Balance @ 07/16/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	426,000,000.00
Note Factor @ 08/15/18	100.0000000%

Class A-4
Note Balance @ 07/16/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	94,750,000.00
Note Factor @ 08/15/18	100.0000000%

Class B
Note Balance @ 07/16/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	34,700,000.00
Note Factor @ 08/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,159,662.42
Total Principal Paid	27,851,931.69
Total Paid	29,011,594.11

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	147,528.88
Principal Paid	20,274,568.58
Total Paid to A-2a Holders	20,422,097.46

Class A-2b
One-Month Libor	2.07163%
Coupon	2.21163%
Interest Paid	81,295.20
Principal Paid	7,577,363.11
Total Paid to A-2b Holders	7,658,658.31

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9229674
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1671628
Total Distribution Amount	23.0901302

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4257688
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	58.5124634
Total A-2a Distribution Amount	58.9382322

A-2b Interest Distribution Amount	0.6277622
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	58.5124564
Total A-2b Distribution Amount	59.1402186

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 07/16/18	3,213,436.41
Investment Earnings	5,029.35
Investment Earnings Paid	(5,029.35)
Deposit/(Withdrawal)	-
Balance as of 08/15/18	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41